Label	Element	Value
Virtus Ceredex Small-Cap Value Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Virtus Ceredex Small-Cap Value Equity Fund (the “Fund”),

a series of Virtus Asset Trust

Supplement dated November 30, 2021 to the Summary Prospectuses and the Virtus Asset Trust Statutory Prospectus,

each dated April 28, 2021, each as supplemented

Important Notice to Investors

Effective December 1, 2021, the Fund’s investment adviser, Virtus Fund Advisers, LLC, will implement a new expense limitation arrangement to further limit the Fund’s expenses. This change is described in more detail below.

Virtus Ceredex Small-Cap Value Equity Fund

Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Ceredex Small-Cap Value Equity Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Under “Fees and Expenses” in the Fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes will be replaced with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2023
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	Under “Fees and Expenses,” the “Example” table is hereby replaced with the following:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Held
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Investors should retain this supplement with the Prospectuses for future reference.
Virtus Ceredex Small-Cap Value Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.48%
Less: Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.46%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 690
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	990
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,312
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,220
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	690
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	990
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,312
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,220
Virtus Ceredex Small-Cap Value Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.18%
Less: Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.81%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 284
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	647
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,136
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,485
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	184
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	647
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,136
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,485
Virtus Ceredex Small-Cap Value Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%
Less: Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.15%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	378
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	659
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,461
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	117
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	378
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	659
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,461
Virtus Ceredex Small-Cap Value Equity Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
Less: Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.88%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 90
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	317
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	563
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,267
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	90
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	317
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	563
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,267

[1]	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.46% for Class A Shares, 1.81% for Class C Shares, 1.15% for Class I Shares and 0.88% for Class R6 Shares through April 30, 2023. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.